Expense Example, No Redemption {- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - AMCI PRO-11 - Fidelity Advisor® Value Strategies Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Value Strategies Fund-Class A
Expense Example, No Redemption:
1 Year	$ 674
3 Years	884
5 Years	1,111
10 Years	1,762
Fidelity Advisor Value Strategies Fund-Class M
Expense Example, No Redemption:
1 Year	473
3 Years	733
5 Years	1,012
10 Years	1,808
Fidelity Advisor Value Strategies Fund-Class C
Expense Example, No Redemption:
1 Year	186
3 Years	576
5 Years	990
10 Years	2,148
Fidelity Advisor Value Strategies Fund - Class I
Expense Example, No Redemption:
1 Year	80
3 Years	249
5 Years	433
10 Years	$ 966